Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income(5) (in thousands)	Net Product Sales(6) (in thousands)
					Total Shareholder Return	Peer Group Total Shareholder Return
2023	$7,574,959	$885,487	$2,011,803	$320,994	$63.31	$118.87	$(111,399)	$127,537
2022	$5,753,490	$687,242	$2,238,982	$1,118,268	$148.10	$113.65	$(278,482)	$200,528
2021	$5,739,010	$6,564,795	$2,138,273	$1,957,099	$218.59	$126.45	$(180,091)	$210,776
2020	$5,447,879	$10,291,743	$1,640,653	$2,924,753	$191.94	$126.42	$(169,431)	$198,321

Company Selected Measure Name	net product sales
Named Executive Officers, Footnote	Eric Dube was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2023: Christopher Cline, Peter Heerma, Elizabeth Reed and William E. Rote.
2022: Laura Clague, Christopher Cline, Peter Heerma, Jula Inrig and William E. Rote.
2021: Laura Clague, Elizabeth Reed, Noah Rosenberg and William E. Rote.
2020: Laura Clague, Elizabeth Reed, Noah Rosenberg and William E. Rote.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumed $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 7,574,959	$ 5,753,490	$ 5,739,010	$ 5,447,879
PEO Actually Paid Compensation Amount	$ 885,487	687,242	6,564,795	10,291,743
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid is computed in accordance with Item 402(v) of Regulation S-K for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Stock Awards and Options Awards column are the total from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the applicable year.

Year	NEO	Average Summary Compensation Table Total	Deduct: Average of Stock Awards and Option Awards	Add: Average Equity Adjustments	Average Compensation Actually Paid
2023	PEO	$7,574,959	$6,175,685	$(513,787)	$885,487
2023	non-PEO	$2,011,803	$1,283,311	$(407,498)	$320,994
The amounts in the Total Equity Adjustments columns in the tables above are derived from the amounts set forth in the following tables:

Year	NEO	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Average Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year	Total Average Equity Adjustments*
2023	PEO	$2,176,245	$(2,243,935)	$—	$(446,097)	$—	$(513,787)
2023	non-PEO	$453,928	$(714,224)	$—	$(147,202)	$—	$(407,498)
* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,011,803	2,238,982	2,138,273	1,640,653
Non-PEO NEO Average Compensation Actually Paid Amount	$ 320,994	1,118,268	1,957,099	2,924,753
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid is computed in accordance with Item 402(v) of Regulation S-K for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Stock Awards and Options Awards column are the total from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the applicable year.

Year	NEO	Average Summary Compensation Table Total	Deduct: Average of Stock Awards and Option Awards	Add: Average Equity Adjustments	Average Compensation Actually Paid
2023	PEO	$7,574,959	$6,175,685	$(513,787)	$885,487
2023	non-PEO	$2,011,803	$1,283,311	$(407,498)	$320,994
The amounts in the Total Equity Adjustments columns in the tables above are derived from the amounts set forth in the following tables:

Year	NEO	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Average Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year	Total Average Equity Adjustments*
2023	PEO	$2,176,245	$(2,243,935)	$—	$(446,097)	$—	$(513,787)
2023	non-PEO	$453,928	$(714,224)	$—	$(147,202)	$—	$(407,498)
* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return ("TSR")
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company's cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years. The net product sales shown for years prior to 2023 include revenue from products in the Company’s bile acid portfolio which was divested in August 2023. The Company’s 2023 net product sales do not include any revenue from the bile acid portfolio, which was classified as discontinued operations in 2023.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Product Sales
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net product sales during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Tabular List, Table	Net Product Sales
Total Shareholder Return Amount	$ 63.31	148.10	218.59	191.94
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (111,399,000,000)	$ (278,482,000,000)	$ (180,091,000,000)	$ (169,431,000,000)
Company Selected Measure Amount	127,537,000,000	200,528,000,000	210,776,000,000	198,321,000,000
PEO Name	(1)Eric Dube
Additional 402(v) Disclosure	Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2020, we provide the following disclosure regarding executive compensation for our principle executive officer ("PEO") and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.The dollar amounts reported represent the amount of net loss reflected in the Company's audited financial statements for the applicable fiscal year.
Required Tabular List of Most Important Financial Performance Measures
As is the case with many companies of a similar stage in the biotechnology industry, the Company relies less on financial performance goals as compared to non-financial strategic and operational goals with respect to setting compensation for the NEOs. For the fiscal year ended December 31, 2023, aside from net product sales, which is the company-selected financial measure, the Company did not use other financial performance measures to link Compensation Actually Paid to our NEOs to company performance. For a discussion of the non-financial strategic and operational goals the Company factors into the compensation program for the NEOs, please see the “Compensation Discussion and Analysis” section above.
All of the information provided above under the "Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Sales
Non-GAAP Measure Description	We determined net product sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. The net product sales reported in the table for each fiscal year are from the respective Form 10-K filed for that year. This performance measure may not have been the most important financial performance measure for years 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. The net product sales shown for years prior to 2023 include revenue from products in the Company’s bile acid product portfolio including Cholbam (cholic acid) and Chenodal (chenodal) ("the bile acid portfolio"), which was sold to Mirum Pharmaceuticals in August 2023. The Company’s 2023 net product sales do not include any revenue from the bile acid portfolio, which was classified as discontinued operations in 2023.
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,175,685
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(513,787)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,176,245
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,243,935)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(446,097)
PEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,283,311
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(407,498)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	453,928
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(714,224)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(147,202)
Non-PEO NEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0